TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2025
Taxes Recoverable [Abstract]
Schedule of Taxes Recoverable	Breakdown of taxes recoverable

	December 31,
Description	2025	2024

Social Integration Program ("PIS") and Contribution to Social Security Financing ("COFINS")	81,906	76,420
Tax on the Circulation of Goods and Services ("ICMS")	68,707	62,797
Taxes withheld	109,938	114,454
Provision for losses	(10,767)	(14,751)
Others	5,079	1,167
	254,863	240,087
Current	208,354	203,951
Non-current	46,509	36,136

Schedule of Allowance For Withheld Taxes Losses
The movement of the provision for loss is as follows:

	December 31,
Description	2025	2024

Balances at the beginning of the year	(14,751)	(13,654)
Additions	(2,593)	(1,097)
Reversal	6,577	—
Balances at the end of the year	(10,767)	(14,751)